UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07409

Tax-Managed Growth Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2007

Item 1. Reports to Stockholders

Tax-Managed Growth Portfolio as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.2%
Security	Shares	Value
Aerospace & Defense — 3.5%
Boeing Company (The)	969,237	$93,201,830
General Dynamics Corp.	1,471,000	115,061,620
Honeywell International, Inc.	294,280	16,562,078
Lockheed Martin Corp.	19,800	1,863,774
Northrop Grumman Corp.	3,106,163	241,876,913
Raytheon Co.	37,574	2,024,863
Rockwell Collins, Inc.	129,632	9,157,204
United Technologies Corp.	3,693,938	262,011,022
		$741,759,304
Air Freight & Logistics — 2.6%
CH Robinson Worldwide, Inc.	1,561,973	$82,034,822
FedEx Corp.	2,219,776	246,328,543
United Parcel Service, Inc., Class B	2,908,797	212,342,181
		$540,705,546
Airlines — 0.0%
Southwest Airlines Co.	386,112	$5,756,930
		$5,756,930
Auto Components — 0.1%
BorgWarner, Inc.	70,272	$6,046,203
Delphi Corp.(1)	5,361	12,713
Johnson Controls, Inc.	208,723	24,163,862
		$30,222,778
Automobiles — 0.1%
DaimlerChrysler AG(2)	24,284	$2,232,914
Ford Motor Co.	83,266	784,366
General Motors Corp.	33,939	1,282,894
Harley-Davidson, Inc.	145,740	8,687,561
		$12,987,735
Beverages — 4.8%
Anheuser-Busch Companies, Inc.	4,860,780	$253,538,285
Brown-Forman Corp., Class A	479,732	36,397,267
Brown-Forman Corp., Class B	45,820	3,348,526
Coca-Cola Co. (The)	5,192,590	271,624,383
Coca-Cola Enterprises, Inc.	1,706,930	40,966,320
PepsiCo, Inc.	6,127,237	397,351,319
		$1,003,226,100

Security	Shares	Value
Biotechnology — 1.4%
Amgen, Inc.(1)	4,566,551	$252,484,605
Biogen Idec, Inc.(1)	211,211	11,299,788
Celera Group(1)	493	6,113
Genentech, Inc.(1)	6,700	506,922
Genzyme Corp.(1)	322,155	20,746,782
Gilead Sciences, Inc.(1)	230,964	8,954,474
Vertex Pharmaceuticals, Inc.(1)	13,000	371,280
		$294,369,964
Building Products — 0.6%
American Standard Companies, Inc.	542,047	$31,969,932
Masco Corp.	3,444,946	98,077,613
		$130,047,545
Capital Markets — 5.3%
Affiliated Managers Group, Inc.(1)	20,520	$2,642,155
Ameriprise Financial, Inc.	67,314	4,279,151
Bank of New York Mellon Corp.	429,048	17,779,749
Bear Stearns Companies, Inc.	95,740	13,403,600
Charles Schwab Corp. (The)	803,107	16,479,756
Credit Suisse Group(2)	155,136	10,976,428
Deutsche Bank AG(2)	16,000	2,315,840
E*Trade Financial Corp.(1)	45,935	1,014,704
Federated Investors, Inc., Class B	1,599,819	61,321,062
Franklin Resources, Inc.	663,129	87,844,699
Goldman Sachs Group, Inc.	1,115,548	241,795,029
Investors Financial Services Corp.	450,386	27,775,305
Knight Capital Group, Inc., Class A(1)	1,000,000	16,600,000
Legg Mason, Inc.	46,784	4,602,610
Lehman Brothers Holdings, Inc.	192,474	14,343,162
Mellon Financial Corp.	390,695	17,190,580
Merrill Lynch & Co., Inc.	2,563,494	214,256,829
Morgan Stanley	3,045,185	255,430,118
Northern Trust Corp.	723,979	46,508,411
Piper Jaffray Cos., Inc.(1)	12,636	704,204
Raymond James Financial, Inc.	221,005	6,829,054
State Street Corp.	166,569	11,393,320
T. Rowe Price Group, Inc.	341,862	17,739,219
UBS AG(2)	192,683	11,562,907
Waddell & Reed Financial, Inc., Class A	273,635	7,117,246
		$1,111,905,138

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Chemicals — 0.8%
Arch Chemicals, Inc.	4,950	$173,943
Ashland, Inc.	46,969	3,003,668
Dow Chemical Co. (The)	247,778	10,956,743
Du Pont E.I. de Nemours and Co.	1,006,607	51,175,900
Ecolab, Inc.	407,411	17,396,450
Monsanto Co.	39,168	2,645,407
Olin Corp.	9,900	207,900
PPG Industries, Inc.	27,142	2,065,778
Rohm and Haas Co.	2,380	130,138
Sigma-Aldrich Corp.	1,136,628	48,499,917
Tronox, Inc., Class B	26,441	371,496
Valspar Corp. (The)	1,219,107	34,634,830
		$171,262,170
Commercial Banks — 7.2%
Associated Banc-Corp.	991,726	$32,429,440
Bank of Hawaii Corp.	69,735	3,601,115
Bank of Montreal(2)	288,309	18,575,749
BB&T Corp.	1,584,205	64,445,459
City National Corp.	151,703	11,543,081
Comerica, Inc.	477,031	28,369,034
Commerce Bancshares, Inc.	171,056	7,748,837
Compass Bancshares, Inc.	53,487	3,689,533
Fifth Third Bancorp	3,127,366	124,375,346
First Horizon National Corp.	146,168	5,700,552
First Midwest Bancorp, Inc.	523,358	18,584,443
HSBC Holdings PLC (Hungary) (ADR)	220,592	4,034,501
HSBC Holdings PLC (UK) (ADR)	579,110	53,144,925
Huntington Bancshares, Inc.	583,001	13,257,443
KeyCorp	744,846	25,570,563
M&T Bank Corp.	79,377	8,485,401
Marshall & Ilsley Corp.	663,221	31,589,216
National City Corp.	1,544,631	51,467,105
PNC Financial Services Group, Inc.	173,375	12,410,182
Regions Financial Corp.	2,323,553	76,909,604
Royal Bank of Canada(2)	612,432	32,501,766
Societe Generale(2)	1,606,685	297,045,190
SunTrust Banks, Inc.	1,185,863	101,675,894
Synovus Financial Corp.	832,207	25,548,755
Toronto-Dominion Bank (The)(2)	17,915	1,226,998
Trustmark Corp.	205,425	5,312,290
U.S. Bancorp	4,761,273	156,883,945
Valley National Bancorp.	5,229	117,600

Security	Shares	Value
Commercial Banks (continued)
Wachovia Corp.	2,724,255	$139,618,069
Wells Fargo & Co.	3,444,935	121,158,364
Westamerica Bancorporation	1,968	87,064
Zions Bancorp.	352,512	27,111,698
		$1,504,219,162
Commercial Services & Supplies — 0.4%
ACCO Brands Corp.(1)	15,490	$357,044
Allied Waste Industries, Inc.(1)	953,435	12,833,235
Avery Dennison Corp.	56,594	3,762,369
Cintas Corp.	281,813	11,111,887
Donnelley (R.R.) & Sons Co.	54,404	2,367,118
Herman Miller, Inc.	541,800	17,120,880
HNI Corp.	500,078	20,503,198
Manpower, Inc.	706	65,121
PHH Corp.(1)	20,110	627,633
Pitney Bowes, Inc.	37,822	1,770,826
Waste Management, Inc.	465,261	18,168,442
		$88,687,753
Communications Equipment — 2.3%
ADC Telecommunications, Inc.(1)	21,340	$391,162
Alcatel SA (ADR)	89,240	1,249,360
Avaya, Inc.(1)	11,738	197,668
Cisco Systems, Inc.(1)	8,561,242	238,430,590
Comverse Technology, Inc.(1)	25,350	528,547
Corning, Inc.(1)	3,672,512	93,832,682
Dycom Industries, Inc.(1)	58,083	1,741,328
Juniper Networks, Inc.(1)	136,172	3,427,449
Motorola, Inc.	1,266,823	22,422,767
Nokia Oyj (ADR)	1,994,233	56,057,890
Nortel Networks Corp.(1)(2)	72,544	1,744,683
QUALCOMM, Inc.	1,351,558	58,644,102
Riverstone Networks, Inc.(3)	28,706	0
Tellabs, Inc.(1)	25,118	270,270
		$478,938,498
Computer Peripherals — 2.3%
Brocade Communications Systems, Inc.(1)	5,418	$42,369
Dell, Inc.(1)	4,426,012	126,362,643
EMC Corp.(1)	1,814,621	32,844,640
Gateway, Inc.(1)	65,556	104,234

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Computer Peripherals (continued)
Hewlett-Packard Co.	911,358	$40,664,794
International Business Machines Corp.	1,698,151	178,730,393
Lexmark International, Inc., Class A(1)	1,668,411	82,269,346
Network Appliance, Inc.(1)	369,094	10,777,545
Palm, Inc.(1)	398	6,372
Sun Microsystems, Inc.(1)	319,180	1,678,887
		$473,481,223
Construction & Engineering — 0.0%
Jacobs Engineering Group, Inc.(1)	108,010	$6,211,655
		$6,211,655
Construction Materials — 0.2%
Cemex SAB de CV (ADR)(1)	51,226	$1,890,239
CRH PLC(2)	207,894	10,213,895
Vulcan Materials Co.	206,614	23,665,568
		$35,769,702
Consumer Finance — 1.1%
American Express Co.	686,794	$42,018,057
Capital One Financial Corp.	1,709,842	134,120,006
SLM Corp.	916,399	52,766,254
		$228,904,317
Containers & Packaging — 0.1%
Bemis Co., Inc.	295,186	$9,794,271
Sealed Air Corp.	42,528	1,319,219
Sonoco Products Co.	128,617	5,506,094
Temple-Inland, Inc.	115,924	7,132,804
		$23,752,388
Distributors — 0.0%
Genuine Parts Co.	190,459	$9,446,766
		$9,446,766
Diversified Consumer Services — 0.3%
Apollo Group, Inc., Class A(1)	28,651	$1,674,078
H&R Block, Inc.	1,603,312	37,469,401
Laureate Education, Inc.(1)	302,518	18,653,260
ServiceMaster Co. (The)	320,455	4,954,234
		$62,750,973

Security	Shares	Value
Diversified Financial Services — 2.8%
Bank of America Corp.	3,677,698	$179,802,655
Citigroup, Inc.	4,600,841	235,977,135
ING Groep N.V. (ADR)	264,281	11,620,436
JPMorgan Chase & Co.	2,727,474	132,146,115
Moody's Corp.	309,906	19,276,153
		$578,822,494
Diversified Telecommunication Services — 1.7%
AT&T, Inc.	1,501,341	$62,305,652
BCE, Inc.(2)(4)	2,653,500	100,275,765
Bell Aliant Regional Communications, Inc.(1)(2)(3)(5)	210,251	6,196,351
Cincinnati Bell, Inc.(1)	169,013	976,895
Citizens Communications Co.	6,949	106,111
Deutsche Telekom AG (ADR)	1,843,732	33,943,106
Embarq Corp.	16,420	1,040,535
McLeod USA, Inc., Class A(1)(3)	947	0
Qwest Communications International, Inc.(1)	38,011	368,707
RSL Communications, Ltd., Class A(1)(2)(3)	247,161	0
Telefonos de Mexico SA de CV (ADR)	2,883,026	109,237,855
Verizon Communications, Inc.	467,218	19,235,365
Windstream Corp.	1,021,380	15,075,569
		$348,761,911
Electric Utilities — 0.4%
Duke Energy Corp.	417,250	$7,635,675
Exelon Corp.	1,003,134	72,827,528
Southern Co. (The)	65,985	2,262,626
		$82,725,829
Electrical Equipment — 0.6%
Emerson Electric Co.	2,531,458	$118,472,234
Rockwell Automation, Inc.	112,400	7,805,056
Roper Industries, Inc.	46,244	2,640,532
Thomas & Betts Corp.(1)	22,600	1,310,800
		$130,228,622
Electronic Equipment & Instruments — 0.4%
Agilent Technologies, Inc.(1)	460,970	$17,719,687
Arrow Electronics, Inc.(1)	8,750	336,262
Flextronics International, Ltd.(1)(2)	441,607	4,769,356
Jabil Circuit, Inc.	2,082,013	45,950,027
National Instruments Corp.	88,674	2,888,112

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Electronic Equipment & Instruments (continued)
Plexus Corp.(1)	142,747	$3,281,754
Sanmina-SCI Corp.(1)	18,166	56,860
Solectron Corp.(1)	1,670,613	6,147,856
		$81,149,914
Energy Equipment & Services — 0.9%
Baker Hughes, Inc.	196,687	$16,547,277
GlobalSantaFe Corp.(2)	20,000	1,445,000
Halliburton Co.	1,263,716	43,598,202
Schlumberger, Ltd.(2)	1,191,974	101,246,272
Smith International, Inc.	120,165	7,046,476
Transocean, Inc.(1)(2)	103,602	10,979,740
		$180,862,967
Food & Staples Retailing — 2.1%
Casey's General Stores, Inc.	12,551	$342,140
Costco Wholesale Corp.	928,292	54,323,648
CVS/Carework Corp.	2,183,069	79,572,865
Kroger Co. (The)	1,378,442	38,775,573
Safeway, Inc.	1,135,280	38,633,578
Sysco Corp.	2,293,201	75,652,701
Walgreen Co.	1,197,517	52,139,890
Wal-Mart Stores, Inc.	2,199,822	105,833,436
		$445,273,831
Food Products — 2.5%
Archer-Daniels-Midland Co.	1,397,167	$46,232,256
Campbell Soup Co.	1,295,515	50,278,937
ConAgra Foods, Inc.	482,834	12,968,921
Dean Foods Co.	286,449	9,129,130
Del Monte Foods Co.	99,492	1,209,823
General Mills, Inc.	132,648	7,749,296
H.J. Heinz Co.	248,095	11,777,070
Hershey Co. (The)	496,414	25,128,477
J.M. Smucker Co. (The)	6,121	389,663
Kellogg Co.	54,076	2,800,596
Kraft Foods, Inc.	407,073	14,349,323
Nestle SA(2)	275,000	104,143,164
Sara Lee Corp.	4,299,814	74,816,764
Smithfield Foods, Inc.(1)	3,495,324	107,621,026
TreeHouse Foods, Inc.(1)	25,945	690,396
Tyson Foods, Inc., Class A	241,647	5,567,547
Unilever PLC (ADR)	1,755	56,616
William Wrigley Jr. Co.	997,511	55,172,333
		$530,081,338

Security	Shares	Value
Health Care Equipment & Supplies — 1.1%
Advanced Medical Optics, Inc.(1)	9,834	$343,010
Baxter International, Inc.	241,763	13,620,927
Becton, Dickinson and Co.	63,708	4,746,246
Biomet, Inc.	276,842	12,657,216
Boston Scientific Corp.(1)	1,142,412	17,524,600
DENTSPLY International, Inc.	7,701	294,640
Hospira, Inc.(1)	111,411	4,349,485
Medtronic, Inc.	2,727,364	141,441,097
St. Jude Medical, Inc.(1)	84,585	3,509,432
Stryker Corp.	153,338	9,674,094
Zimmer Holdings, Inc.(1)	299,524	25,426,592
		$233,587,339
Health Care Providers & Services — 1.6%
AmerisourceBergen Corp.	368,007	$18,205,306
Cardinal Health, Inc.	2,191,625	154,816,390
CIGNA Corp.	45,108	2,355,540
Express Scripts, Inc.(1)	196,994	9,851,670
Health Management Associates, Inc., Class A	124,425	1,413,468
Henry Schein, Inc.(1)	1,124,569	60,085,722
McKesson Corp.	6,462	385,394
Medco Health Solutions, Inc.(1)	167,155	13,036,418
Sunrise Senior Living, Inc.(1)	8,000	319,920
Tenet Healthcare Corp.(1)	3,478	22,642
UnitedHealth Group, Inc.	420,951	21,527,434
WellPoint, Inc.(1)	680,654	54,336,609
		$336,356,513
Health Care Technology — 0.0%
IMS Health, Inc.	120,055	$3,857,367
		$3,857,367
Hotels, Restaurants & Leisure — 1.1%
Bob Evans Farms, Inc.	1,792	$66,035
Carnival Corp.(2)	543,886	26,525,320
Darden Restaurants, Inc.	184,714	8,125,569
Gaylord Entertainment Co.(1)	95,515	5,123,425
International Game Technology	409,904	16,273,189
International Speedway Corp., Class A	118,344	6,237,912
Marriott International, Inc., Class A	421,554	18,227,995
McDonald's Corp.	921,691	46,785,035
MGM MIRAGE(1)	188,890	15,579,647
Starbucks Corp.(1)	2,254,271	59,152,071
Wyndham Worldwide Corp.(1)	128,055	4,643,274
Yum! Brands, Inc.	494,666	16,185,472
		$222,924,944

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Household Durables — 0.4%
Blyth, Inc.	370,933	$9,859,399
D.R. Horton, Inc.	637,557	12,706,511
Fortune Brands, Inc.	107,860	8,884,428
Leggett & Platt, Inc.	1,772,040	39,073,482
Newell Rubbermaid, Inc.	291,589	8,581,464
		$79,105,284
Household Products — 2.9%
Clorox Co. (The)	14,873	$923,613
Colgate-Palmolive Co.	704,942	45,715,489
Energizer Holdings, Inc.(1)	76,555	7,624,878
Kimberly-Clark Corp.	1,326,330	88,718,214
Procter & Gamble Co. (The)	7,470,494	457,119,528
		$600,101,722
Independent Power Producers & Energy Traders — 0.0%
AES Corp. (The)(1)	40,339	$882,617
Dynegy, Inc., Class A(1)	22,688	214,175
TXU Corp.	136,092	9,158,992
		$10,255,784
Industrial Conglomerates — 3.0%
3M Co.	1,012,150	$87,844,498
General Electric Co.	12,916,776	494,454,185
Teleflex, Inc.	11,574	946,522
Textron, Inc.	12,838	1,413,592
Tyco International, Ltd.(2)	1,130,011	38,183,072
		$622,841,869
Insurance — 5.4%
Aegon, N.V. (ADR)	5,182,849	$101,842,983
AFLAC, Inc.	2,221,978	114,209,669
Allstate Corp. (The)	194,023	11,934,355
American International Group, Inc.	6,290,289	440,508,939
AON Corp.	474,867	20,234,083
Arthur J. Gallagher & Co.	557,025	15,529,857
Berkshire Hathaway, Inc., Class A(1)	641	70,173,475
Berkshire Hathaway, Inc., Class B(1)	40,424	145,728,520
Chubb Corp.	30,648	1,659,283
Hartford Financial Services Group, Inc. (The)	46,301	4,561,112
Lincoln National Corp.	224,488	15,927,424
LSI Logic Corp.	7,258	423,069
Manulife Financial Corp.(2)	246,658	9,205,277
Marsh & McLennan Cos., Inc.	478,635	14,780,249

Security	Shares	Value
Insurance (continued)
MetLife, Inc.	65,779	$4,241,430
Old Republic International Corp.	298,056	6,336,671
Progressive Corp. (The)	3,774,948	90,334,506
SAFECO Corp.	161,000	10,023,860
Torchmark Corp.	318,929	21,368,243
Travelers Companies., Inc. (The)	348,910	18,666,685
UnumProvident Corp.	52,000	1,357,720
XL Capital Ltd., Class A(2)	187,100	15,770,659
		$1,134,818,069
Internet & Catalog Retail — 0.2%
Amazon.com, Inc.(1)	42,476	$2,905,783
Expedia, Inc.(1)	403,096	11,806,682
IAC/InterActiveCorp(1)	429,832	14,876,486
Liberty Media Corp. - Interactive(1)	256,350	5,724,296
		$35,313,247
Internet Software & Services — 0.6%
eBay, Inc.(1)	1,257,244	$40,458,112
Google, Inc., Class A(1)	171,734	89,882,141
		$130,340,253
IT Services — 2.4%
Accenture Ltd., Class A(2)	2,739,520	$117,498,013
Acxiom Corp.	74,785	1,978,063
Affiliated Computer Services, Inc.(1)	183,730	10,421,166
Automatic Data Processing, Inc.	1,493,739	72,401,529
BISYS Group, Inc. (The)(1)	65,000	768,950
Broadridge Financial Solutions, Inc.	372,911	7,130,058
Computer Sciences Corp.(1)	226,702	13,409,423
DST Systems, Inc.(1)	22,600	1,790,146
Electronic Data Systems Corp.	1,252	34,718
Fidelity National Information Services, Inc.	42,862	2,326,549
First Data Corp.	3,492,352	114,095,140
Fiserv, Inc.(1)	832,355	47,277,764
Gartner, Inc., Class A(1)	30,575	751,839
Paychex, Inc.	869,193	34,002,830
Perot Systems Corp.(1)	625,309	10,655,265
Safeguard Scientifics, Inc.(1)	26,579	74,687
Western Union Co.	3,488,152	72,658,206
		$507,274,346

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Leisure Equipment & Products — 0.0%
Eastman Kodak Co.	90,772	$2,526,185
Mattel, Inc.	30,514	771,699
		$3,297,884
Life Sciences Tools & Services — 0.2%
Dionex Corp.(1)	37,300	$2,647,927
Invitrogen Corp.(1)	429,910	31,705,863
PerkinElmer, Inc.	254,526	6,632,948
		$40,986,738
Machinery — 3.8%
Caterpillar, Inc.	215,457	$16,870,283
Danaher Corp.	3,959,362	298,931,831
Deere & Co.	2,970,000	358,597,800
Donaldson Co., Inc.	77,792	2,765,506
Dover Corp.	522,290	26,715,133
Illinois Tool Works, Inc.	1,656,408	89,760,750
ITT Industries, Inc.	8,428	575,464
Nordson Corp.	20,306	1,018,549
Parker Hannifin Corp.	14,021	1,372,796
		$796,608,112
Media — 4.6%
Catalina Marketing Corp.	79,803	$2,513,794
CBS Corp., Class A	14,887	496,184
CBS Corp., Class B	556,629	18,546,878
Citadel Broadcasting Corp.	380,396	2,453,554
Comcast Corp., Class A(1)	2,846,238	80,036,213
Comcast Corp., Class A Special(1)	3,544,342	99,099,802
Discovery Holding Co., Class A(1)	99,839	2,295,299
E.W. Scripps Co. (The), Class A	51,066	2,333,206
EchoStar Communications Corp., Class A(1)	35,150	1,524,455
Entercom Communications Corp.	220,000	5,475,800
Gannett Co., Inc.	460,808	25,321,400
Havas SA (ADR)	3,142,938	17,756,510
Idearc, Inc.	23,103	816,229
Interpublic Group of Companies, Inc., (The)(1)	932,692	10,632,689
Lamar Advertising Co.	241,409	15,150,829
Liberty Global, Inc., Class A(1)	46,731	1,917,840
Liberty Global, Inc., Class C(1)	48,416	1,902,749
Liberty Media Holding Corp.-Capital, Series A(1)	51,270	6,033,454
Live Nation, Inc.(1)	9,936	222,368
McClatchy Co., (The), Class A	7,177	181,650
McGraw-Hill Companies, Inc., (The)	471,684	32,112,247

Security	Shares	Value
Media (continued)
New York Times Co. (The), Class A	22,468	$570,687
News Corp., Class A	187,934	3,986,080
Omnicom Group, Inc.	4,815,430	254,832,556
Publicis Groupe(2)	329,132	14,513,226
Time Warner, Inc.	4,048,882	85,188,477
Tribune Co.	1,446,781	42,535,361
Viacom, Inc., Class A(1)	13,791	573,706
Viacom, Inc., Class B(1)	524,573	21,837,974
Vivendi SA (ADR)	174,913	7,508,211
Walt Disney Co. (The)	4,951,132	169,031,646
Washington Post Co. (The), Class B	16,470	12,782,202
WPP Group PLC(2)	139,450	2,083,849
WPP Group PLC (ADR)	256,051	19,139,812
		$961,406,937
Metals & Mining — 0.1%
Alcoa, Inc.	85,947	$3,483,432
Freeport-McMoRan Copper & Gold, Inc.	21,456	1,776,986
Nucor Corp.	112,388	6,591,556
Steel Dynamics, Inc.	343,864	14,411,340
		$26,263,314
Multiline Retail — 1.7%
99 Cents Only Stores(1)	220,659	$2,892,839
Dollar General Corp.	52,668	1,154,483
Dollar Tree Stores, Inc.(1)	626,033	27,263,737
Family Dollar Stores, Inc.	2,242,765	76,971,695
J.C. Penney Company, Inc.	130,349	9,434,661
Macy's, Inc.	231,607	9,213,326
Nordstrom, Inc.	131,384	6,716,350
Sears Holdings Corp.(1)	4,563	773,429
Target Corp.	3,521,816	223,987,498
		$358,408,018
Multi-Utilities — 0.0%
Ameren Corp.	5,000	$245,050
PG&E Corp.	3,000	135,900
Wisconsin Energy Corp.	9,576	423,546
		$804,496
Office Electronics — 0.0%
Xerox Corp.(1)	32,878	$607,585
Zebra Technologies Corp., Class A(1)	13,500	522,990
		$1,130,575

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Oil, Gas & Consumable Fuels — 9.8%
Anadarko Petroleum Corp.	4,465,370	$232,154,586
Apache Corp.	2,145,450	175,047,265
BP PLC (ADR)	5,258,675	379,360,814
Chevron Corp.	573,898	48,345,168
ConocoPhillips	6,177,923	484,966,955
Devon Energy Corp.	818,602	64,088,351
El Paso Corp.	97,665	1,682,768
Exxon Mobil Corp.	7,297,317	612,098,950
Hess Corp.	55,051	3,245,807
Marathon Oil Corp.	175,844	10,543,606
Murphy Oil Corp.	44,679	2,655,720
Royal Dutch Shell PLC (ADR)	9,594	799,660
Royal Dutch Shell PLC (ADR)	157,131	12,759,037
Spectra Energy Corp.	255,675	6,637,323
Total SA (ADR)	272,750	22,087,295
Williams Cos., Inc. (The)	223,515	7,067,544
		$2,063,540,849
Paper and Forest Products — 0.1%
International Paper Co.	155,342	$6,066,105
MeadWestvaco Corp.	45,590	1,610,239
Neenah Paper, Inc.	33,023	1,362,529
Weyerhaeuser Co.	85,055	6,713,391
		$15,752,264
Personal Products — 0.0%
Avon Products, Inc.	173,400	$6,372,450
Estee Lauder Cos., Inc., (The) Class A	13,035	593,223
		$6,965,673
Pharmaceuticals — 7.3%
Abbott Laboratories	3,736,749	$200,102,909
Allergan, Inc.	276,600	15,943,224
Bristol-Myers Squibb Co.	4,681,418	147,745,552
Eli Lilly & Co.	4,186,186	233,924,074
Forest Laboratories, Inc.(1)	56,729	2,589,679
GlaxoSmithKline PLC (ADR)	426,642	22,343,242
Johnson & Johnson	3,958,968	243,951,608
King Pharmaceuticals, Inc.(1)	152,305	3,116,160
Merck & Co., Inc.	2,329,205	115,994,409
Mylan Laboratories, Inc.	27,992	509,174
Novo Nordisk A/S (ADR)	214,531	23,310,938
Pfizer, Inc.	12,293,558	314,346,278
Schering-Plough Corp.	1,740,623	52,984,564

Security	Shares	Value
Pharmaceuticals (continued)
Shering AG (ADR)	25,000	$3,493,192
Teva Pharmaceutical Industries, Ltd. (ADR)	1,676,190	69,142,838
Watson Pharmaceuticals, Inc.(1)	562,702	18,304,696
Wyeth	944,631	54,165,142
		$1,521,967,679
Real Estate Management & Development — 0.0%
Forest City Enterprises, Inc., Class A	58,779	$3,613,733
		$3,613,733
Road & Rail — 0.1%
Avis Budget Group, Inc.(1)	64,027	$1,820,288
Burlington Northern Santa Fe Corp.	214,724	18,281,601
CSX Corp.	43,833	1,975,992
Kansas City Southern(1)	6,815	255,835
Norfolk Southern Corp.	3,090	162,441
Union Pacific Corp.	67,300	7,749,595
		$30,245,752
Semiconductors & Semiconductor Equipment — 2.3%
Analog Devices, Inc.	600,378	$22,598,228
Applied Materials, Inc.	1,094,431	21,746,344
Broadcom Corp., Class A(1)	1,032,709	30,206,738
Cypress Semiconductor Corp.(1)	52,742	1,228,361
Intel Corp.	11,146,883	264,849,940
KLA-Tencor Corp.	148,373	8,153,096
Linear Technology Corp.	427,148	15,454,215
LSI Corp.(1)	141,203	1,060,435
Maxim Integrated Products, Inc.	263,099	8,790,138
Skyworks Solutions, Inc.(1)	98,685	725,335
Teradyne, Inc.(1)	7,248	127,420
Texas Instruments, Inc.	3,066,390	115,388,256
Verigy, Ltd.(1)(2)	4,274	122,279
Xilinx, Inc.	24,533	656,748
		$491,107,533
Software — 2.0%
Adobe Systems, Inc.(1)	489,938	$19,671,011
CA, Inc.	40,728	1,052,004
Compuware Corp.(1)	150,944	1,790,196
Electronic Arts, Inc.(1)	21,405	1,012,885
Fair Isaac Corp.	2	80
Intuit, Inc.(1)	985,017	29,629,311
Jack Henry & Associates, Inc.	119,142	3,067,907

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Software (continued)
Microsoft Corp.	7,219,748	$212,765,974
Oracle Corp.(1)	6,643,139	130,936,270
SAP AG (ADR)	400,000	20,428,000
Symantec Corp.(1)	225,686	4,558,857
Wind River Systems, Inc.(1)	59,479	654,269
		$425,566,764
Specialty Retail — 1.6%
Abercrombie & Fitch Co., Class A	5,929	$432,698
AutoNation, Inc.(1)	245,966	5,519,477
Best Buy Co., Inc.	173,415	8,093,278
Gap, Inc. (The)	599,138	11,443,536
Home Depot, Inc.	4,426,452	174,180,886
Limited Brands, Inc.	601,248	16,504,258
Lowe's Companies, Inc.	1,856,972	56,990,471
Payless ShoeSource, Inc.(1)	23,100	728,805
RadioShack Corp.	437,915	14,512,503
Sherwin-Williams Co. (The)	18,020	1,197,789
Staples, Inc.	275,430	6,535,954
TJX Companies, Inc. (The)	1,716,834	47,212,935
		$343,352,590
Textiles, Apparel & Luxury Goods — 1.1%
Coach, Inc.(1)	727,556	$34,478,879
Hanesbrands, Inc.(1)	559,410	15,120,852
Nike, Inc., Class B	3,058,444	178,276,701
		$227,876,432
Thrifts & Mortgage Finance — 0.3%
Fannie Mae	303,390	$19,820,469
Freddie Mac	146,695	8,904,387
MGIC Investment Corp.	95,045	5,404,259
Washington Mutual, Inc.	627,728	26,766,322
		$60,895,437
Tobacco — 0.2%
Altria Group, Inc.	579,403	$40,639,326
		$40,639,326

Security	Shares	Value
Trading Companies & Distributors — 0.1%
United Rentals, Inc.(1)	391,179	$12,728,965
		$12,728,965
Wireless Telecommunication Services — 0.7%
Alltel Corp.	1,362,446	$92,033,227
SprintNextel Corp.	1,744,624	36,131,163
Telephone & Data Systems, Inc., Special Shares	25,844	1,487,322
Telephone and Data Systems, Inc.	25,844	1,617,059
Vodafone Group PLC (ADR)	305,078	10,259,773
		$141,528,544
Total Common Stocks (identified cost $13,938,084,285)		$20,823,776,905
Convertible Preferred Stocks — 0.0%
Security	Shares	Value
Independent Power Producers & Energy Traders — 0.0%
Enron Corp.(1)(3)	11,050	$0
		$0
Total Convertible Preferred Stocks (identified cost $16,626,069)		$0
Warrants — 0.0%
Security	Shares	Value
Communications Equipment — 0.0%
Lucent Technologies, Inc.(1)(2)	18,106	$3,078
		$3,078
Total Warrants (identified cost $0)		$3,078
Other Issues — 0.0%
Security	Shares	Value
Commercial Banks — 0.0%
Wachovia Corp. (Dividend Equalization Preferred Shares)	166,518	$266
		$266

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Software — 0.0%
Seagate Technology, Inc. (Tax Refund Rights)(1)(3)	197,392	$0
		$0
Total Other Issues (identified cost $39,407)		$266
Short-Term Investments — 0.9%
Description	Shares / Interest (000's omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 5.32%(6)(7)	51,035	$51,034,581
Investment in Cash Management Portfolio, 4.82%(6)	142,862	142,861,655
Total Short-Term Investments (identified cost, $193,896,236)		$193,896,236
Total Investments — 100.1% (identified cost $14,148,645,997)		$21,017,676,485
Other Assets, Less Liabilities — (0.1)%		$(29,303,374)
Net Assets — 100.0%		$20,988,373,111

ADR - American Depository Receipt

(1)  Non-income producing security.

(2)  Foreign security.

(3)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(4)  All or a portion of these securities were on loan at June 30, 2007.

(5)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, the aggregate value of the securities is $6,196,351 or 0.03% of the Portfolio's net assets.

(6)  Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2007.

(7)  The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at June 30, 2007. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities.

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2007

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2007

Assets
Unaffiliated investments, at value including $49,006,284 of securities on loan (identified cost, $13,954,749,761)	$20,823,780,249
Affiliated investments, at value (identified cost, $193,896,236)	193,896,236
Receivable for investments sold	1,114,185
Dividends and interest receivable	25,943,113
Interest receivable from affiliated investment	720,443
Securities lending income receivable	43,932
Tax reclaims receivable	2,136,939
Total assets	$21,047,635,097
Liabilities
Collateral for securities loaned	$51,034,581
Payable to affiliate for investment adviser fee	7,477,416
Payable to affiliate for Trustees' fees	9,032
Other accrued expenses	740,957
Total liabilities	$59,261,986
Net Assets applicable to investors' interest in Portfolio	$20,988,373,111
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$14,119,270,158
Net unrealized appreciation (computed on the basis of identified cost)	6,869,102,953
Total	$20,988,373,111

Statement of Operations

For the Six Months Ended
June 30, 2007

Investment Income
Dividends (net of foreign taxes, $5,003,267)	$205,131,536
Interest	31,203
Security lending income, net	910,937
Interest income allocated from affiliated investment	2,348,076
Expenses allocated from affiliated investment	(219,233)
Total investment income	$208,202,519
Expenses
Investment adviser fee	$43,993,696
Trustees' fees and expenses	15,070
Custodian fee	1,229,113
Legal and accounting services	50,301
Miscellaneous	235,300
Total expenses	$45,523,480
Deduct — Reduction of custodian fee	$90
Total expense reductions	$90
Net expenses	$45,523,390
Net investment income	$162,679,129
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$545,047,990
Foreign currency transactions	1,818
Net realized gain	$545,049,808
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$523,081,505
Foreign currency	16,972
Net change in unrealized appreciation (depreciation)	$523,098,477
Net realized and unrealized gain	$1,068,148,285
Net increase in net assets from operations	$1,230,827,414

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
From operations — Net investment income	$162,679,129	$269,527,217
Net realized gain from investment transactions and foreign currency transactions	545,049,808	644,738,498
Net change in unrealized appreciation (depreciation) of investments and foreign currency	523,098,477	1,577,971,043
Net increase in net assets from operations	$1,230,827,414	$2,492,236,758
Capital transactions — Contributions	$861,862,180	$1,447,009,081
Withdrawals	(1,491,608,730)	(2,584,560,445)
Net decrease in net assets from capital transactions	$(629,746,550)	$(1,137,551,364)
Net increase in net assets	$601,080,864	$1,354,685,394
Net Assets
At beginning of period	$20,387,292,247	$19,032,606,853
At end of period	$20,988,373,111	$20,387,292,247

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2007

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended June 30, 2007		Year Ended December 31,
	(Unaudited)		2006	2005		2004		2003	2002
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	0.45	%(1)	0.45%	0.45	%(2)	0.45	%(2)	0.45%	0.45%
Expenses after custodian fee reduction	0.45	%(1)	0.45%	0.45	%(2)	0.45	%(2)	0.45%	0.45%
Net investment income	1.59	%(1)	1.39%	1.25	%(2)	1.18	%(2)	1.05%	0.85%
Portfolio Turnover(3)	1%		1%	0	%(4)	3%		15%	23%
Total Return	6.14	%(5)	13.69%	4.70%		9.67%		23.88%	(19.52)%
Net assets, end of period (000's omitted)	$20,988,373		$20,387,292	$19,032,607		$19,141,142		$17,609,589	$14,571,522

(1)  Annualized.

(2)  The investment adviser waived a portion of its investment advisory fee (equal to less than 0.01% and 0.01% of average daily net assets for 2005 and 2004, respectively).

(3)  Excludes the value of the portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The total turnover rate of the Portfolio including in-kind contributions and distributions was 4%, 7%, 6%, 10%, 21%, and 30% for the six months ended June 30, 2007 and the five preceding calendar years.

(4)  Amounts to less than 1%.

(5)  Not annualized.

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Tax-Managed Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 1, 1995, seeks to achieve long-term, after-tax returns for its interestholders through investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations — Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities are acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

The Portfolio may invest in Cash Management Portfolio (Cash Management) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by Boston Management and Research (BMR) and Eaton Vance Management (EVM), respectively. Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Investments in Cash Collateral Fund are valued at the net asset value per share on the valuation date.

B  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

C  Futures Contracts — Upon the entering of a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin

Tax-Managed Growth Portfolio as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in the price of current or anticipated portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

D  Put Options — Upon the purchase of a put option by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

E  Securities Sold Short — The Portfolio may sell individual securities short if it owns at least an equal amount of the security sold short or has at the time of the sale a right to obtain securities equivalent in kind and amount to the securities sold short provided that, if such right is conditional, the sale is made upon the same conditions (a covered short sale). The Portfolio may sell short securities representing an index or basket of securities whose constituents the Portfolio holds in whole or in part. A short sale of an index or basket of securities will be a covered short sale if the underlying index or basket of securities is the same or substantially identical to securities held by the Portfolio. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers in the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked-to-market and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. The seller of a short position generally realizes a profit on the transaction if the price it receives on the short sale exceeds the cost of closing out the position by purchasing securities in the market, but generally realizes a loss if the cost of closing out the short position exceeds the proceeds of the short sale. The exposure to loss on covered short sales (to the extent the value of the security sold short rises instead of falls) is offset by the increase in the value of the underlying security or securities retained. The profit or loss on a covered short sale is also affected by the borrowing cost of any securities borrowed in connection with the short sale (which will vary with market conditions) and use of the proceeds of the short sale. The Portfolio expects normally to close covered short sales against-the-box by delivering newly acquired stocks. Exposure to loss on an index or basket of securities sold short will not be offset by gains on other securities holdings to the extent that the constituent securities of the index or a basket of securities sold short are not held by the Portfolio. Such losses may be substantial.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

Tax-Managed Growth Portfolio as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

I  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Effective July 2, 2007, the parent company of IBT was acquired by State Street Corporation. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

J  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

K  Interim Financial Statements — The interim financial statements relating to June 30, 2007 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR, a subsidiary of EVM, as compensation for management and investment advisory services rendered to the Portfolio. BMR receives a monthly advisory fee of 5/96 of 1% (0.625% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. The portion of the advisory fees payable by Cash Management on the Portfolio's investment of cash therein is credited against the Portfolio's advisory fees. For the six months ended June 30, 2007, the Portfolio's advisory fee totaled $44,209,620, of which $215,924 was allocated from Cash Management and $43,993,696 was paid or accrued directly by the Portfolio. For the six months ended June 30, 2007, the Portfolio's advisory fee, including the portion allocated from Cash Management, was 0.43% of the Portfolio's average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2007, no significant amounts have been deferred.

Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Investment Transactions

For the six months ended June 30, 2007, purchases and sales of investments, other than short-term obligations, aggregated $276,589,570 and $277,498,109, respectively. In addition, investments having an aggregate market value of $1,054,434,082 at dates of withdrawal were distributed in payment for capital withdrawals and investors contributed securities with a value of $476,351,689, during the six months ended June 30, 2007.

4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2007 as computed on a federal income tax basis were as follows:

Aggregate cost	$4,426,826,332
Gross unrealized appreciation	$16,590,975,796
Gross unrealized depreciation	(125,643)
Net unrealized appreciation	$16,590,850,153

Unrealized appreciation on foreign currency is $72,465.

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at June 30, 2007.

Tax-Managed Growth Portfolio as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2007.

7  Securities Lending Agreement

The Portfolio has established a securities lending agreement with IBT as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U.S. government securities in an amount at least equal to the market value of the securities on loan. Cash collateral is invested in Cash Collateral Fund. The Portfolio earns interest on the amount invested in Cash Collateral Fund but it must pay the broker a loan rebate fee computed as a varying percentage of the collateral received. The loan rebate fee paid by the Portfolio amounted to $446,478 for the six months ended June 30, 2007. At June 30, 2007, the value of the securities loaned and the value of the collateral amounted to $49,006,284 and $51,034,581, respectively. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet obligations due on loans.

8  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of June 30, 2007, there are no uncertain tax positions that would require financial statement recognition, derecognition, or disclosure.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, (FAS 157) "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact of the adoption of FAS 157 will have on the Portfolio's financial statement disclosures.

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

During the period, the registrant’s Board designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Hayes retired from the Board effective July 1, 2007.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman and Chief Operating Officer of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Growth Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

August 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Assistant Treasurer

August 8, 2007

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

August 8, 2007